Condensed Consolidated Balance Sheets (Parenthetical) 10-Q - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Apr. 01, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Feb. 17, 2023
Statement of Financial Position [Abstract]
Convertible Preferred Stock, par value (in dollar per share)	$ 0.00001	$ 0.00001			$ 0.00001
Convertible Preferred Stock, shares authorized (in shares)	3,973,381	3,973,381	3,973,381		2,579,168	2,579,168
Convertible Preferred Stock, shares issued (in shares)	3,973,369	3,973,369			2,579,168
Convertible Preferred Stock, shares outstanding (in shares)	3,973,369	3,973,369		2,991,852	2,579,168		0
Convertible Preferred Stock, liquidation preference	$ 27,271,959	$ 27,271,959			$ 7,271,985
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001	$ 1	$ 1
Common stock, shares authorized (in shares)	16,615,864	16,615,864	16,615,864		13,942,168	13,942,168				100
Common stock, shares issued (in shares)	10,233,183	10,233,183			10,000,000			10,000,000	100
Common stock, shares outstanding (in shares)	10,233,183	10,233,183			10,000,000			10,000,000	100